Consolidated Statements of Shareholders' Equity (USD $)	Total	Common Stock Par Value $0.001	Additional Paid-in Capital	Retained Earnings	Statutory Reserve	Accumulated Other Comprehensive Income
Beginning balance at Dec. 31, 2009	$ 14,286,108	$ 40,000	$ 7,159,470	$ 5,547,838	$ 981,150	$ 557,650
Beginning balance, Shares at Dec. 31, 2009		40,000,000
Shares issue for compensation at $0.10 per share	50,000	500	49,500
Shares issue for compensation at $0.10 per share, Shares		500,000
Adjustment to statutory reserve				(284,638)	284,638
Net income for the year	2,585,960			2,585,960
Foreign currency translation adjustment	463,826					463,826
Ending balance at Dec. 31, 2010	17,385,894	40,500	7,208,970	7,849,160	1,265,788	1,021,476
Ending balance, Shares at Dec. 31, 2010		40,500,000
Adjustment to statutory reserve				(420,299)	420,299
Net income for the year	4,040,311			4,040,311
Foreign currency translation adjustment	778,392					778,392
Ending balance at Dec. 31, 2011	$ 22,204,597	$ 40,500	$ 7,208,970	$ 11,469,172	$ 1,686,087	$ 1,799,868
Ending balance, Shares at Dec. 31, 2011		40,500,000